Post-employment benefits - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	€ (1,444)	€ (1,505)
Fair value of assets	1,532	1,544
Net benefit status:	88	39
Retirement benefit surplus (Note 26)	206	176
Retirement benefit obligation	(118)	(137)
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	(870)	(909)
Fair value of assets	817	854
Net benefit status:	(53)	(55)
Retirement benefit surplus (Note 26)	0	0
Retirement benefit obligation	(53)	(55)
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	(574)	(596)
Fair value of assets	715	690
Net benefit status:	141	94
Retirement benefit surplus (Note 26)	206	176
Retirement benefit obligation	€ (65)	€ (82)